ORGANIZATION AND NATURE OF OPERATIONS (Details)						1 Months Ended		4 Months Ended		6 Months Ended
	Sep. 11, 2025	May 19, 2021	Apr. 26, 2021	Oct. 23, 2018	Sep. 25, 2017	Aug. 31, 2025 CNY (¥)	Aug. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025	Dec. 31, 2024 USD ($)	Feb. 22, 2024 USD ($)	Oct. 10, 2023 USD ($)	Oct. 16, 2017 CNY (¥)	May 23, 2017 CNY (¥)
ORGANIZATION AND NATURE OF OPERATIONS
Payments to acquire equity securities								¥ 350,000	$ 50,049	¥ 350,000	$ 50,049	¥ 0
Variable interest entity, terms of arrangements										the Company has the right to absorb 95% of net interest or 100% of net loss of those Domestic Companies for accounting purposes	the Company has the right to absorb 95% of net interest or 100% of net loss of those Domestic Companies for accounting purposes
Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Ownership percentage								49.00%		49.00%			49.00%
Gan Su BHD Environmental Technology Co., Ltd | Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Ownership percentage								51.00%		51.00%			51.00%
Qing Hai BHD New Energy Technology Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Ownership percentage				10.00%
Hebei Mashiji New Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Ownership percentage	70.00%					70.00%	70.00%	70.00%		70.00%			70.00%	70.00%
Percentage of equity interest retained post transfer	19									19	19
Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Paid in capital | ¥								¥ 200,000		¥ 200,000
Gan Su BHD Environmental Technology Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Capital | ¥																			¥ 50,000,000
Paid in capital								¥ 27,495,000		¥ 27,495,000			$ 3,931,733
Gan Su BHD Environmental Technology Co., Ltd | Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Percentage of equity interest transferred		3.60%	15.40%		2.00%
Gan Su BHD Environmental Technology Co., Ltd | Nanjing Recon
ORGANIZATION AND NATURE OF OPERATIONS
Ownership interest held by parent								51.00%		51.00%			51.00%
Percentage of equity interest transferred		15.40%
Ownership interest held by noncontrolling owner								19.00%		19.00%			19.00%
Qing Hai BHD New Energy Technology Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Capital | ¥																		¥ 50,000,000
Paid in capital								¥ 4,200,000		¥ 4,200,000			$ 600,592
Equity interest of ownership percentage				55.00%						75.00%	75.00%
Hebei Mashiji New Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Capital												¥ 10,000,000			$ 1,400,000
Investment interest						¥ 1,200,000	$ 171,598			¥ 1,200,000	$ 171,598
Hebei Mashiji New Technology Co Ltd | Non-related investor
ORGANIZATION AND NATURE OF OPERATIONS
Percentage of equity interest transferred	51.00%									51.00%	51.00%
Shandong Recon Renewable Resources Technology Co., Ltd | Recon-IN
ORGANIZATION AND NATURE OF OPERATIONS
Capital																	$ 30,000,000
Paid in capital																	$ 13,000,000
Guangxi Recon Renewable Resources Technology Co., Ltd | Recon-IN
ORGANIZATION AND NATURE OF OPERATIONS
Capital																$ 30,000,000
Paid in capital													$ 1,000,000